Financial and capital risks management (Movements of other equity instrument investments during the period in the balance of the Level 3 fair value measurements) (Detail) - Other equity instrument investments [member] - CNY (¥)
¥ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Financial and capital risks management [line items]
Beginning of the year	[1]		¥ 0
Adjusted balance at the beginning of the year	[1]		2,081,588
At fair value [member] | Level 3 [member]
Financial and capital risks management [line items]
Beginning of the year			0
Adjustment on initial application of IFRS 9 (Note 2(b)(i))			2,072,365
Adjusted balance at the beginning of the year			¥ 2,072,365
Addition		¥ 450
Fair value changes		2,046
End of the year		2,074,861
Changes in fair value recognised in other comprehensive income for the year		¥ 2,046

[1]	Under IAS 39, equity securities not held for trading were classified as available-for-sale financial assets. These equity securities are classified as at FVTPL under IFRS 9, unless they are eligible for and designated at FVOCI by the Company and its subsidiaries. At 1 January 2018, the Company and its subsidiaries designated its equity securities at FVOCI, as the investments are held for strategic purposes (see Note 10).